STOCKHOLDERS’ EQUITY - Summary of Nonvested Restricted Stock Units Activity (Detail) - Restricted Stock Units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RSUs shares
Nonvested Units at beginning of year (in shares)	1,274
Granted (in shares)	594
Vested (in shares)	(637)
Forfeited (in shares)	(93)
Nonvested Units at end of year (in shares)	1,138	1,274
RSUs weighted-average grant date fair value
Weighted-average grant date fair value Nonvested Units at beginning of year (in dollars per share)	$ 66.46
Weighted-average grant date fair value Granted (in dollars per share)	77.51	$ 75.60	$ 67.11
Weighted-average grant date fair value Vested (in dollars per share)	63.94
Weighted-average grant date fair value Forfeited (in dollars per share)	72.82
Weighted-average grant date fair value Nonvested Units at end of year (in dollars per share)	$ 73.11	$ 66.46